Intangible Assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

Note I – Intangible Assets, net

The intangible asset gross carrying amount and accumulated amortization were as follows:

	Successor
	December 31, 2021
	Gross		Net	Weighted average
	carrying	Accumulated	carrying	useful life
	amount	amortization	amount	in years
Finite-lived intangible assets:
Customer relationships	$48,612	$(3,592)	$45,020	19
Technology	43,339	(5,894)	37,445	14
Trademarks	6,807	(1,572)	5,235	7
Internal-use software licenses	2,292	(385)	1,907	3
Indefinite-lived intangible assets:
Cosmos Tradename	300	—	300
IPR&D	935	—	935
Total intangible assets	$102,285	$(11,443)	$90,842

	Successor
	December 31, 2020
	Gross		Net	Weighted average
	carrying	Accumulated	carrying	useful life
	amount	amortization	amount	in years
Finite-lived intangible assets:
Customer relationships	$31,541	$(899)	$30,642	19
Technology	25,368	(1,508)	23,860	12
Trademarks	6,344	(393)	5,951	9
Indefinite-lived intangible assets:
Cosmos Tradename	300	—	300
IPR&D	208	—	208
Total intangible assets	$63,761	$(2,800)	$60,961

The table below presents the amortization expense related to intangible assets for the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Amortization expense	$8,640	$2,800	$—

The table below presents the future amortization expense on intangible assets as of December 31, 2021:

Year	Total
2022	$9,443
2023	9,304
2024	8,664
2025	7,768
2026	7,221
Thereafter	47,207
Total future amortization expense on intangible assets	$89,607